GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Tables)	12 Months Ended
Dec. 31, 2015
Gain (Loss) on Disposition of Assets [Abstract]
Gains on sale of assets and termination of charters
The Company has recorded gains on sale of assets and termination of charters as follows:

	Year ended December 31
(in thousands)	2015	2014	2013
Gain/ (loss) on sale of assets	7,364	(1,384)	18,025
Gain on termination of charters	—	25,315	—
Total gain on sale of assets and termination of charters	7,364	23,931	18,025